General Information - Revision of comparative figures (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity attributable to owners of the Company	€ 66,983		€ 66,983		€ 88,560
Deferred income	44,435		44,435		51,371
Revenue	3,817	€ 6,305	8,336	€ 10,755
Result for the year	(12,179)	(2,692)	(22,258)	(10,350)
Equity	66,983	32,854	66,983	32,854	88,560	€ 41,390
Changes in working capital	1,178	4,614	7,900	13,838
Accumulated Deficit
Result for the year			(22,258)	(10,350)
Equity	€ (447,773)	€ (410,553)	€ (447,773)	€ (410,553)	€ (427,158)	€ (400,850)